Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2025	2024

Deposits at central banks	8,640,241	4,781,039
Reverse repurchase agreement	3,611,526	2,291,807
Bank balances	2,098,976	1,943,399
Short-term investments	652,900	169,488
Other cash and cash equivalents	—	9
Total	15,003,643	9,185,742